Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–62.22%
Aerospace & Defense–3.15%
General Dynamics Corp.	3,172	$439,100
Raytheon Technologies Corp.	4,287	246,674
Textron, Inc.	6,548	236,317
		922,091
Apparel Retail–0.77%
TJX Cos., Inc. (The)	4,051	225,438
Apparel, Accessories & Luxury Goods–0.63%
Capri Holdings Ltd.(b)	10,225	184,050
Automobile Manufacturers–1.89%
General Motors Co.(c)	18,679	552,712
Building Products–2.62%
Johnson Controls International PLC	11,033	450,698
Trane Technologies PLC	2,616	317,190
		767,888
Cable & Satellite–1.79%
Charter Communications, Inc., Class A(b)	389	242,868
Comcast Corp., Class A	6,059	280,290
		523,158
Commodity Chemicals–0.70%
Dow, Inc.	4,380	206,079
Data Processing & Outsourced Services–0.68%
Fiserv, Inc.(b)	1,927	198,577
Diversified Banks–3.37%
Bank of America Corp.	9,837	236,973
Citigroup, Inc.	7,700	331,947
Wells Fargo & Co.	17,782	418,055
		986,975
Electric Utilities–1.69%
Duke Energy Corp.	1,802	159,585
Exelon Corp.	5,515	197,217
FirstEnergy Corp.	4,799	137,779
		494,581
Electronic Components–0.80%
Corning, Inc.	7,228	234,259
Electronic Manufacturing Services–0.65%
TE Connectivity Ltd.	1,935	189,127
Fertilizers & Agricultural Chemicals–1.86%
Corteva, Inc.	13,728	395,503
Nutrien Ltd. (Canada)	3,825	150,055
		545,558
Food Distributors–1.83%
Sysco Corp.	4,963	308,798
Shares		Value
Food Distributors–(continued)
US Foods Holding Corp.(b)	10,188	$226,377
		535,175
Health Care Distributors–0.83%
McKesson Corp.	1,634	243,352
Health Care Equipment–2.00%
Medtronic PLC	3,471	360,706
Zimmer Biomet Holdings, Inc.	1,644	223,814
		584,520
Health Care Facilities–0.40%
Universal Health Services, Inc., Class B	1,102	117,936
Health Care Services–0.63%
CVS Health Corp.	3,138	183,259
Health Care Supplies–0.45%
Alcon, Inc. (Switzerland)(b)	2,330	132,284
Home Improvement Retail–0.85%
Kingfisher PLC (United Kingdom)	64,955	248,246
Human Resource & Employment Services–0.45%
Adecco Group AG (Switzerland)	2,494	131,795
Insurance Brokers–0.69%
Willis Towers Watson PLC	969	202,347
Integrated Oil & Gas–1.10%
Chevron Corp.	4,482	322,704
Internet & Direct Marketing Retail–0.88%
Booking Holdings, Inc.(b)	150	256,602
Investment Banking & Brokerage–3.52%
Charles Schwab Corp. (The)	3,646	132,095
Goldman Sachs Group, Inc. (The)	2,288	459,819
Morgan Stanley	9,061	438,099
		1,030,013
IT Consulting & Other Services–1.91%
Cognizant Technology Solutions Corp., Class A	8,068	560,081
Managed Health Care–1.25%
Anthem, Inc.	1,363	366,088
Multi-line Insurance–1.32%
American International Group, Inc.	14,053	386,879
Oil & Gas Exploration & Production–1.72%
Canadian Natural Resources Ltd. (Canada)	6,741	108,034
Concho Resources, Inc.	3,300	145,596
Devon Energy Corp.	11,664	110,342
Parsley Energy, Inc., Class A	14,870	139,183
		503,155
Other Diversified Financial Services–1.34%
Equitable Holdings, Inc.	7,847	143,129

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Shares		Value
Other Diversified Financial Services–(continued)
Voya Financial, Inc.	5,175	$248,038
		391,167
Packaged Foods & Meats–0.90%
Kellogg Co.	1,710	110,449
Mondelez International, Inc., Class A	2,673	153,564
		264,013
Pharmaceuticals–4.47%
Bristol-Myers Squibb Co.(c)	6,726	405,511
GlaxoSmithKline PLC (United Kingdom)	6,792	127,227
Johnson & Johnson(c)	2,165	322,325
Pfizer, Inc.	5,825	213,777
Sanofi (France)	2,387	239,342
		1,308,182
Railroads–1.67%
CSX Corp.	6,273	487,224
Real Estate Services–1.22%
CBRE Group, Inc., Class A(b)	7,608	357,348
Regional Banks–3.82%
Citizens Financial Group, Inc.	13,790	348,611
PNC Financial Services Group, Inc. (The)	3,725	409,415
Truist Financial Corp.	9,487	360,980
		1,119,006
Semiconductors–2.99%
Intel Corp.	4,447	230,266
NXP Semiconductors N.V. (Netherlands)	2,018	251,866
QUALCOMM, Inc.	3,343	393,404
		875,536
Specialty Chemicals–0.65%
DuPont de Nemours, Inc.	3,425	190,019
Systems Software–1.26%
Oracle Corp.	6,198	370,021
Technology Hardware, Storage & Peripherals–0.67%
Apple, Inc.	1,692	195,951
Tobacco–1.88%
Philip Morris International, Inc.	7,327	549,452
Wireless Telecommunication Services–0.92%
Vodafone Group PLC (United Kingdom)	202,602	268,788
Total Common Stocks & Other Equity Interests (Cost $15,993,205)		18,211,636
Principal Amount
U.S. Dollar Denominated Bonds & Notes–28.12%
Aerospace & Defense–0.54%
General Dynamics Corp., 3.88%, 07/15/2021	$45,000	45,884
Northrop Grumman Corp., 2.08%, 10/15/2020	65,000	65,044
Raytheon Co., 3.13%, 10/15/2020	35,000	35,036
Raytheon Technologies Corp., 4.45%, 11/16/2038	9,000	11,078
		157,042
Principal Amount		Value
Air Freight & Logistics–0.02%
United Parcel Service, Inc., 3.40%, 11/15/2046	$4,000	$4,510
Airlines–0.17%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	17,539	14,639
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	21,543	20,438
Series 2018-1, Class AA, 3.50%, 03/01/2030	15,440	14,693
		49,770
Alternative Carriers–0.56%
GCI Liberty, Inc., Conv., 1.75%, 10/05/2023(d)(e)	60,000	103,110
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024	74,000	60,871
		163,981
Application Software–1.19%
Nuance Communications, Inc.,
Conv., 1.00%, 12/15/2022(e)	76,000	110,675
1.25%, 04/01/2025	49,000	87,039
RealPage, Inc., Conv., 1.50%, 11/15/2022	24,000	35,280
Workday, Inc., Conv., 0.25%, 10/01/2022	75,000	115,570
		348,564
Asset Management & Custody Banks–0.63%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	40,000	44,306
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	25,000	28,065
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(d)	5,000	5,364
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	85,000	106,259
		183,994
Automobile Manufacturers–0.15%
General Motors Co., 6.60%, 04/01/2036	16,000	19,468
General Motors Financial Co., Inc., 5.25%, 03/01/2026	21,000	23,648
		43,116
Biotechnology–0.88%
AbbVie, Inc.,
4.50%, 05/14/2035	38,000	46,144
4.05%, 11/21/2039(d)	34,000	38,936
BioMarin Pharmaceutical, Inc., Conv., 1.50%, 10/15/2020	61,000	61,076
Gilead Sciences, Inc., 4.40%, 12/01/2021	25,000	25,929
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	62,000	85,870
		257,955
Brewers–0.50%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	45,000	54,405
4.90%, 02/01/2046	27,000	33,573
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Brewers–(continued)
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	$35,000	$40,002
Molson Coors Beverage Co., 4.20%, 07/15/2046	16,000	16,922
		144,902
Broadcasting–0.76%
Liberty Media Corp.,
Conv., 2.25%, 10/05/2021(e)	55,000	25,883
1.38%, 10/15/2023	158,000	172,733
Liberty Formula One, Conv., 1.00%, 01/30/2023	20,000	23,826
		222,442
Cable & Satellite–1.32%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	62,000	70,463
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	60,000	63,551
Comcast Corp.,
4.15%, 10/15/2028	30,000	36,248
3.90%, 03/01/2038	10,000	11,870
Cox Communications, Inc., 2.95%, 10/01/2050(d)	5,000	4,809
DISH Network Corp., Conv., 3.38%, 08/15/2026	216,000	198,827
		385,768
Communications Equipment–0.82%
Cisco Systems, Inc., 1.85%, 09/20/2021	45,000	45,633
Finisar Corp., Conv., 0.50%, 12/15/2021(e)	39,000	39,314
Viavi Solutions, Inc.,
Conv., 1.75%, 06/01/2023	71,000	78,902
1.00%, 03/01/2024	68,000	76,883
		240,732
Consumer Finance–0.16%
American Express Co., 3.63%, 12/05/2024	18,000	19,903
Capital One Financial Corp., 3.20%, 01/30/2023	15,000	15,845
Synchrony Financial, 3.95%, 12/01/2027	10,000	10,762
		46,510
Data Processing & Outsourced Services–0.11%
Euronet Worldwide, Inc., Conv., 0.75%, 03/15/2025(e)	17,000	16,352
Fiserv, Inc., 3.80%, 10/01/2023	15,000	16,381
		32,733
Diversified Banks–1.99%
Bank of America Corp., 3.25%, 10/21/2027	10,000	11,056
Citigroup, Inc.,
4.00%, 08/05/2024	60,000	66,005
3.67%, 07/24/2028(f)	15,000	16,858
4.75%, 05/18/2046	15,000	18,915
Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.20%, 06/15/2026	$15,000	$16,646
3.51%, 01/23/2029(f)	15,000	16,891
4.26%, 02/22/2048(f)	10,000	12,611
3.90%, 01/23/2049(f)	15,000	18,072
Series V, 3.55% (3 mo. USD LIBOR + 3.32%)(g)(h)	150,000	139,091
U.S. Bancorp, Series W, 3.10%, 04/27/2026	10,000	11,124
Wells Fargo & Co.,
3.55%, 09/29/2025	30,000	33,395
4.10%, 06/03/2026	95,000	107,042
4.65%, 11/04/2044	15,000	18,283
Westpac Banking Corp. (Australia), 2.10%, 05/13/2021	95,000	96,060
		582,049
Diversified Capital Markets–0.43%
Credit Suisse AG (Switzerland), Conv., 0.50%, 06/24/2024(d)	131,000	125,131
Drug Retail–0.21%
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021	32,000	32,820
4.50%, 11/18/2034	24,000	27,419
		60,239
Electric Utilities–0.83%
Georgia Power Co., Series B, 3.70%, 01/30/2050	9,000	10,076
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	11,000	12,413
Oglethorpe Power Corp., 4.55%, 06/01/2044	150,000	162,935
Southern Co. (The), 2.35%, 07/01/2021	35,000	35,465
Xcel Energy, Inc.,
0.50%, 10/15/2023	14,000	13,995
3.50%, 12/01/2049	7,000	7,809
		242,693
Environmental & Facilities Services–0.10%
Waste Management, Inc., 3.90%, 03/01/2035	25,000	30,315
General Merchandise Stores–0.07%
Dollar General Corp., 3.25%, 04/15/2023	20,000	21,229
Health Care Equipment–1.66%
Becton, Dickinson and Co., 4.88%, 05/15/2044	86,000	104,539
DexCom, Inc., Conv., 0.75%, 12/01/2023	86,000	217,472
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025(d)	51,000	47,988
Medtronic, Inc., 4.38%, 03/15/2035	15,000	20,140
NuVasive, Inc., Conv., 2.25%, 03/15/2021	80,000	82,892
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(d)	10,000	12,975
		486,006
Health Care REITs–0.09%
Healthpeak Properties, Inc., 3.88%, 08/15/2024	25,000	27,739
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Health Care Services–0.34%
Cigna Corp., 4.80%, 08/15/2038	$9,000	$11,189
CVS Health Corp.,
3.38%, 08/12/2024	20,000	21,787
4.10%, 03/25/2025	4,000	4,524
Laboratory Corp. of America Holdings,
3.20%, 02/01/2022	33,000	34,151
4.70%, 02/01/2045	22,000	28,013
		99,664
Health Care Technology–0.42%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027(d)	97,000	121,788
Home Improvement Retail–0.09%
Home Depot, Inc. (The), 2.00%, 04/01/2021	27,000	27,201
Industrial Conglomerates–0.06%
Honeywell International, Inc., 0.50% (3 mo. USD LIBOR + 0.23%), 08/19/2022(h)	17,000	17,016
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	5,000	5,463
Integrated Oil & Gas–0.07%
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	18,000	19,615
Integrated Telecommunication Services–0.90%
AT&T, Inc.,
3.00%, 06/30/2022	28,000	29,118
4.50%, 05/15/2035	25,000	29,552
Verizon Communications, Inc.,
3.45%, 03/15/2021	55,000	55,800
4.40%, 11/01/2034	120,000	150,033
		264,503
Interactive Media & Services–0.58%
JOYY, Inc. (China), Conv., 1.38%, 06/15/2024(e)	98,000	105,779
Zillow Group, Inc., Conv., 2.75%, 05/15/2025	37,000	64,113
		169,892
Internet & Direct Marketing Retail–1.06%
Amazon.com, Inc., 4.80%, 12/05/2034	9,000	12,414
Booking Holdings, Inc.,
Conv., 0.90%, 09/15/2021	40,000	42,664
0.75%, 05/01/2025(d)	10,000	12,890
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	94,000	143,110
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	113,000	100,231
		311,309
Investment Banking & Brokerage–0.91%
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	27,000	30,710
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	198,000	195,970
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley, 4.00%, 07/23/2025	$35,000	$39,536
		266,216
Life & Health Insurance–0.53%
Athene Global Funding, 4.00%, 01/25/2022(d)	45,000	46,734
Guardian Life Global Funding, 2.90%, 05/06/2024(d)	20,000	21,556
Jackson National Life Global Funding,
2.10%, 10/25/2021(d)	10,000	10,190
3.25%, 01/30/2024(d)	15,000	16,099
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	35,000	40,552
Reliance Standard Life Global Funding II, 3.05%, 01/20/2021(d)	20,000	20,150
		155,281
Managed Health Care–0.06%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	16,000	18,400
Movies & Entertainment–0.24%
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	62,000	69,370
Multi-line Insurance–0.16%
American International Group, Inc., 4.38%, 01/15/2055	40,000	45,909
Multi-Utilities–0.07%
NiSource, Inc., 4.38%, 05/15/2047	9,000	11,170
Sempra Energy, 3.80%, 02/01/2038	8,000	8,950
		20,120
Office REITs–0.09%
Office Properties Income Trust, 4.00%, 07/15/2022	25,000	25,311
Oil & Gas Exploration & Production–0.11%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	16,000	17,984
ConocoPhillips, 4.15%, 11/15/2034	13,000	14,473
		32,457
Oil & Gas Storage & Transportation–0.50%
Energy Transfer Operating L.P.,
4.20%, 09/15/2023	2,000	2,110
4.90%, 03/15/2035	19,000	18,604
5.00%, 05/15/2050	8,000	7,376
Enterprise Products Operating LLC, 4.25%, 02/15/2048	10,000	10,655
Kinder Morgan, Inc., 5.30%, 12/01/2034	23,000	27,121
MPLX L.P.,
4.50%, 07/15/2023	65,000	70,472
4.50%, 04/15/2038	11,000	11,271
		147,609
Other Diversified Financial Services–2.40%
Convertible Trust - Consumer, Series 2018-1, 0.25%, 01/17/2024	160,000	164,032
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	168,000	168,521
Convertible Trust - Healthcare, Series 2018-1, 0.25%, 02/05/2024	168,000	181,138
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Other Diversified Financial Services–(continued)
Convertible Trust - Media, Series 2019, Class 1, 0.25%, 12/04/2024	$168,000	$189,739
		703,430
Packaged Foods & Meats–0.05%
Kraft Heinz Foods Co. (The), 4.63%, 10/01/2039(d)	10,000	10,634
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	3,000	3,468
		14,102
Pharmaceuticals–1.84%
Bayer US Finance LLC (Germany), 3.00%, 10/08/2021(d)	200,000	205,191
Bristol-Myers Squibb Co.,
4.13%, 06/15/2039	18,000	22,707
4.63%, 05/15/2044	100,000	134,381
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026(d)	37,000	43,393
Mylan N.V., 3.15%, 06/15/2021	17,000	17,276
Pacira BioSciences, Inc.,
Conv., 2.38%, 04/01/2022	7,000	8,060
0.75%, 08/01/2025(d)	23,000	24,907
Pfizer, Inc., 3.00%, 09/15/2021	50,000	51,323
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	33,000	30,561
		537,799
Property & Casualty Insurance–0.11%
Allstate Corp. (The), 3.28%, 12/15/2026	10,000	11,389
Markel Corp., 5.00%, 05/20/2049	15,000	20,063
		31,452
Railroads–0.12%
Norfolk Southern Corp., 3.40%, 11/01/2049	5,000	5,592
Union Pacific Corp., 4.15%, 01/15/2045	25,000	30,610
		36,202
Regional Banks–0.13%
Citizens Financial Group, Inc., 2.38%, 07/28/2021	15,000	15,219
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	20,000	23,040
		38,259
Reinsurance–0.11%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	30,000	33,540
Restaurants–0.08%
Starbucks Corp., 3.55%, 08/15/2029	20,000	22,954
Retail REITs–0.02%
Regency Centers L.P., 2.95%, 09/15/2029	5,000	5,181
Semiconductors–1.57%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	30,000	32,290
Principal Amount		Value
Semiconductors–(continued)
Cree, Inc.,
Conv., 0.88%, 09/01/2023	$59,000	$73,355
1.75%, 05/01/2026(d)	40,000	61,425
Microchip Technology, Inc., Conv., 1.63%, 02/15/2027	74,000	114,194
Micron Technology, Inc., 4.66%, 02/15/2030	10,000	11,756
NVIDIA Corp., 2.20%, 09/16/2021	20,000	20,332
NXP B.V./NXP Funding LLC (Netherlands), 5.35%, 03/01/2026(d)	20,000	23,678
ON Semiconductor Corp., Conv., 1.00%, 12/01/2020	76,000	91,200
Silicon Laboratories, Inc., Conv., 1.38%, 03/01/2022	21,000	25,203
Texas Instruments, Inc., 2.63%, 05/15/2024	5,000	5,372
		458,805
Soft Drinks–0.12%
PepsiCo, Inc., 3.00%, 08/25/2021	35,000	35,855
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	3,000	3,735
Systems Software–0.67%
FireEye, Inc.,
Series B, Conv., 1.63%, 06/01/2022(e)	77,000	74,740
Series A, Conv., 1.00%, 06/01/2025(e)	76,000	74,932
Microsoft Corp., 3.50%, 02/12/2035	37,000	45,800
		195,472
Technology Distributors–0.11%
Avnet, Inc., 4.63%, 04/15/2026	30,000	33,571
Technology Hardware, Storage & Peripherals–0.87%
Apple, Inc.,
2.15%, 02/09/2022	39,000	39,990
3.35%, 02/09/2027	10,000	11,448
Dell International LLC/EMC Corp., 5.45%, 06/15/2023(d)	26,000	28,522
SanDisk LLC, Conv., 0.50%, 10/15/2020	140,000	117,729
Western Digital Corp., Conv., 1.50%, 02/01/2024	61,000	58,218
		255,907
Tobacco–0.16%
Altria Group, Inc., 5.80%, 02/14/2039	36,000	46,041
Trading Companies & Distributors–0.16%
Air Lease Corp., 4.25%, 09/15/2024	35,000	36,538
Aircastle Ltd., 4.40%, 09/25/2023	10,000	9,930
		46,468
Trucking–0.13%
Aviation Capital Group LLC, 4.88%, 10/01/2025(d)	40,000	39,408
Wireless Telecommunication Services–0.06%
Rogers Communications, Inc. (Canada), 4.30%, 02/15/2048	15,000	18,442
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,353,146)		8,231,167
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

	Principal Amount	Value
U.S. Treasury Securities–5.40%
U.S. Treasury Bonds–0.68%
1.25%, 05/15/2050	$209,500	$198,583
U.S. Treasury Notes–4.72%
0.13%, 09/30/2022	968,000	967,924
0.25%, 09/30/2025	238,200	237,893
0.38%, 09/30/2027	99,300	98,641
0.63%, 08/15/2030	79,000	78,550
		1,383,008
Total U.S. Treasury Securities (Cost $1,584,394)		1,581,591
	Shares
Preferred Stocks–0.27%
Asset Management & Custody Banks–0.27%
AMG Capital Trust II, 5.15%, Conv. Pfd. (Cost $106,269)	1,700	77,508
Shares		Value
Money Market Funds–4.74%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(i)(j)	574,274	$574,274
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(i)(j)	156,517	156,595
Invesco Treasury Portfolio, Institutional Class, 0.02%(i)(j)	656,313	656,313
Total Money Market Funds (Cost $1,387,167)		1,387,182
TOTAL INVESTMENTS IN SECURITIES–100.75% (Cost $26,424,181)		29,489,084
OTHER ASSETS LESS LIABILITIES—(0.75)%		(220,928)
NET ASSETS–100.00%		$29,268,156
Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $1,417,091, which represented 4.84% of the Fund’s Net Assets.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security issued at a fixed rate, which will convert to a variable rate at a specified later date.
(g)	Perpetual bond with no specified maturity date.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2020.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$619,911	$5,277,000	$(5,322,637)	$-	$-	$574,274	$2,333
Invesco Liquid Assets Portfolio, Institutional Class	441,820	3,769,286	(4,054,153)	15	(373)	156,595	2,189
Invesco Treasury Portfolio, Institutional Class	708,469	6,030,858	(6,083,014)	-	-	656,313	2,512
Total	$1,770,200	$15,077,144	$(15,459,804)	$15	$(373)	$1,387,182	$7,034

(j)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	54	December-2020	$(9,050,400)	$(169,015)	$(169,015)

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/16/2020	State Street Bank & Trust Co.	CAD	123,259	USD	93,698	$1,125
10/16/2020	State Street Bank & Trust Co.	CHF	195,916	USD	216,115	3,323
10/16/2020	State Street Bank & Trust Co.	EUR	158,867	USD	188,726	2,408
10/16/2020	State Street Bank & Trust Co.	USD	3,672	CAD	4,904	12
10/16/2020	State Street Bank & Trust Co.	USD	5,999	EUR	5,120	6
10/16/2020	State Street Bank & Trust Co.	USD	67,784	GBP	52,970	571
Subtotal—Appreciation						7,445
Currency Risk
10/16/2020	Bank of New York Mellon (The)	GBP	473,163	USD	610,156	(432)
10/16/2020	State Street Bank & Trust Co.	CAD	6,370	USD	4,760	(23)
10/16/2020	State Street Bank & Trust Co.	EUR	2,112	USD	2,466	(11)
10/16/2020	State Street Bank & Trust Co.	GBP	18,767	USD	23,887	(331)
10/16/2020	State Street Bank & Trust Co.	USD	12,070	CAD	16,027	(34)
10/16/2020	State Street Bank & Trust Co.	USD	12,943	CHF	11,890	(28)
10/16/2020	State Street Bank & Trust Co.	USD	84,710	GBP	65,318	(422)
Subtotal—Depreciation						(1,281)
Total Forward Foreign Currency Contracts						$6,164

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$17,063,954	$1,147,682	$—	$18,211,636
U.S. Dollar Denominated Bonds & Notes	—	8,231,167	—	8,231,167
U.S. Treasury Securities	—	1,581,591	—	1,581,591
Preferred Stocks	77,508	—	—	77,508
Money Market Funds	1,387,182	—	—	1,387,182
Total Investments in Securities	18,528,644	10,960,440	—	29,489,084
Other Investments - Assets*
Forward Foreign Currency Contracts	—	7,445	—	7,445
Other Investments - Liabilities*
Futures Contracts	(169,015)	—	—	(169,015)
Forward Foreign Currency Contracts	—	(1,281)	—	(1,281)
	(169,015)	(1,281)	—	(170,296)
Total Other Investments	(169,015)	6,164	—	(162,851)
Total Investments	$18,359,629	$10,966,604	$—	$29,326,233

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Managed Volatility Fund